Description of the Plan - Notes Receivable from Participants (Details) - 401(k) PLAN	12 Months Ended
Dec. 31, 2025 USD ($) loan
Description of the Plan
Minimum borrowing amount	$ 1,000
Maximum borrowing percentage	50.00%
Maximum borrowing amount	$ 50,000
Number of loans | loan	1
Loan term	5 years
Extended loan term	15 years
Minimum
Description of the Plan
Interest rate	4.25%
Maximum
Description of the Plan
Interest rate	9.50%